Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table reports the compensation of our CEO and the average compensation of the other Named Executive Officers (non-CEO NEOs) as reported in the Summary Compensation Table for the past five fiscal years, as well as their “compensation actually paid” as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules.
Year(1)	Summary Compensation Table Total for CEO(2) ($)	Compensation “Actually Paid” to CEO(3) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(2) ($)	Average Compensation “Actually Paid” to Non-CEO NEOs(3) ($)	Value of Initial Fixed $100 Investment Based on:			Net Income ($ in thousands)(5)	SaaS and License Revenue(6)
					Company Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return — Nasdaq Composite(4) ($)	Peer Group Total Shareholder Return — S&P Tech Software(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2025	2,980,472	1,150,315	1,842,872	984,684	49.32	180.33	149.20	131,628	689,397
2024	3,029,015	2,216,416	2,137,660	1,684,255	58.77	149.83	141.15	122,513	631,198
2023	2,437,575	4,607,821	2,236,629	3,404,619	62.46	116.47	114.32	80,340	569,200
2022	2,628,068	(1,979,284)	1,862,471	182,761	47.83	81.21	72.45	55,631	520,377
2021	3,613,596	1,586,343	2,220,484	1,494,706	81.98	121.39	112.39	51,175	460,372

(1)
The CEO and non-CEO NEOs for reported years 2021 through 2024 were as follows: Stephen Trundle (PEO); Steve Valenzuela, Jeffrey Bedell, Daniel Kerzner, and Daniel Ramos (Non-CEO NEOs). For the reported year 2025, the Non-CEO NEOs also included Kevin Bradley.

(2)
The 2025 Summary Compensation Table totals reflected are as reported for the CEO and the average of the non-CEO NEOs for each of 2025, 2024, 2023, 2022, and 2021.

(3)
Compensation Actually Paid: The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The following table details the applicable adjustments that were made to the CEO’s and the Non-CEO NEOs’ total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the Non-CEO NEOs other than the CEO). For purposes of determining the compensation “actually paid,” no value was included for the pension benefit adjustments, because the Company does not provide such benefits to the NEOs (including the CEO).

			Equity Award Adjustments
Year	Executives	Reported Summary Compensation Table (SCT) Total ($)	Stock Awards Deducted from SCT Total (a) ($)	Stock Awards Added to Compensation “Actually Paid” ($)	Stock Option Awards Deducted from SCT Total ($)	Stock Option Awards Added to Compensation “Actually Paid” ($)	Total Compensation “Actually Paid” ($)
		(a)	(b)	(c)	(d)	(e)
2025	CEO	2,980,472	1,423,500	702,150	994,471	(114,336)	1,150,315
	Non-CEO NEOs	1,842,872	849,812	474,408	419,768	(63,016)	984,684
2024	CEO	3,029,015	1,675,500	1,460,700	887,244	289,445	2,216,416
	Non-CEO NEOs	2,137,660	1,030,433	893,247	454,713	138,493	1,684,255
2023	CEO	2,437,575	1,287,500	2,384,300	669,076	1,742,522	4,607,821
	Non-CEO NEOs	2,236,629	791,813	1,427,147	788,953	1,321,608	3,404,619
2022	CEO	2,628,068	1,477,500	(921,300)	718,568	(1,489,984)	(1,979,284)
	Non-CEO NEOs	1,862,471	908,663	(375,779)	368,266	(27,003)	182,761
2021	CEO	3,613,596	2,062,750	1,042,650	1,090,846	83,693	1,586,343
	Non-CEO NEOs	2,220,484	1,134,513	562,481	499,971	346,226	1,494,706

(4)
The Company’s TSR and the Company’s Peer Group TSRs reflected in these columns for each applicable fiscal year are determined based on the value of an initial fixed investment of $100 on December 31, 2020. The Peer Group TSRs represent the TSR of the Nasdaq Composite Index and the S&P Tech Software Index, which are the industry peer groups used for purposes of Item 201(e) of Regulation S-K.

(5)
Represents, in thousands, the amount of net income (loss), reflected in the Company’s audited financial statements for the year indicated.

(6)
The Company has identified SaaS and License Revenue as our company-selected measure, as it represents the most important financial measure used to link compensation actually paid to the CEO and the non-CEO NEOs in 2025 to the Company’s performance.

Company Selected Measure Name	SaaS and License Revenue
Named Executive Officers, Footnote
(1)
The CEO and non-CEO NEOs for reported years 2021 through 2024 were as follows: Stephen Trundle (PEO); Steve Valenzuela, Jeffrey Bedell, Daniel Kerzner, and Daniel Ramos (Non-CEO NEOs). For the reported year 2025, the Non-CEO NEOs also included Kevin Bradley.

Peer Group Issuers, Footnote
(4)
The Company’s TSR and the Company’s Peer Group TSRs reflected in these columns for each applicable fiscal year are determined based on the value of an initial fixed investment of $100 on December 31, 2020. The Peer Group TSRs represent the TSR of the Nasdaq Composite Index and the S&P Tech Software Index, which are the industry peer groups used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 2,980,472	$ 3,029,015	$ 2,437,575	$ 2,628,068	$ 3,613,596
PEO Actually Paid Compensation Amount	$ 1,150,315	2,216,416	4,607,821	(1,979,284)	1,586,343
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid: The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The following table details the applicable adjustments that were made to the CEO’s and the Non-CEO NEOs’ total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the Non-CEO NEOs other than the CEO). For purposes of determining the compensation “actually paid,” no value was included for the pension benefit adjustments, because the Company does not provide such benefits to the NEOs (including the CEO).

			Equity Award Adjustments
Year	Executives	Reported Summary Compensation Table (SCT) Total ($)	Stock Awards Deducted from SCT Total (a) ($)	Stock Awards Added to Compensation “Actually Paid” ($)	Stock Option Awards Deducted from SCT Total ($)	Stock Option Awards Added to Compensation “Actually Paid” ($)	Total Compensation “Actually Paid” ($)
		(a)	(b)	(c)	(d)	(e)
2025	CEO	2,980,472	1,423,500	702,150	994,471	(114,336)	1,150,315
	Non-CEO NEOs	1,842,872	849,812	474,408	419,768	(63,016)	984,684
2024	CEO	3,029,015	1,675,500	1,460,700	887,244	289,445	2,216,416
	Non-CEO NEOs	2,137,660	1,030,433	893,247	454,713	138,493	1,684,255
2023	CEO	2,437,575	1,287,500	2,384,300	669,076	1,742,522	4,607,821
	Non-CEO NEOs	2,236,629	791,813	1,427,147	788,953	1,321,608	3,404,619
2022	CEO	2,628,068	1,477,500	(921,300)	718,568	(1,489,984)	(1,979,284)
	Non-CEO NEOs	1,862,471	908,663	(375,779)	368,266	(27,003)	182,761
2021	CEO	3,613,596	2,062,750	1,042,650	1,090,846	83,693	1,586,343
	Non-CEO NEOs	2,220,484	1,134,513	562,481	499,971	346,226	1,494,706

Non-PEO NEO Average Total Compensation Amount	$ 1,842,872	2,137,660	2,236,629	1,862,471	2,220,484
Non-PEO NEO Average Compensation Actually Paid Amount	$ 984,684	1,684,255	3,404,619	182,761	1,494,706
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid: The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The following table details the applicable adjustments that were made to the CEO’s and the Non-CEO NEOs’ total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the Non-CEO NEOs other than the CEO). For purposes of determining the compensation “actually paid,” no value was included for the pension benefit adjustments, because the Company does not provide such benefits to the NEOs (including the CEO).

			Equity Award Adjustments
Year	Executives	Reported Summary Compensation Table (SCT) Total ($)	Stock Awards Deducted from SCT Total (a) ($)	Stock Awards Added to Compensation “Actually Paid” ($)	Stock Option Awards Deducted from SCT Total ($)	Stock Option Awards Added to Compensation “Actually Paid” ($)	Total Compensation “Actually Paid” ($)
		(a)	(b)	(c)	(d)	(e)
2025	CEO	2,980,472	1,423,500	702,150	994,471	(114,336)	1,150,315
	Non-CEO NEOs	1,842,872	849,812	474,408	419,768	(63,016)	984,684
2024	CEO	3,029,015	1,675,500	1,460,700	887,244	289,445	2,216,416
	Non-CEO NEOs	2,137,660	1,030,433	893,247	454,713	138,493	1,684,255
2023	CEO	2,437,575	1,287,500	2,384,300	669,076	1,742,522	4,607,821
	Non-CEO NEOs	2,236,629	791,813	1,427,147	788,953	1,321,608	3,404,619
2022	CEO	2,628,068	1,477,500	(921,300)	718,568	(1,489,984)	(1,979,284)
	Non-CEO NEOs	1,862,471	908,663	(375,779)	368,266	(27,003)	182,761
2021	CEO	3,613,596	2,062,750	1,042,650	1,090,846	83,693	1,586,343
	Non-CEO NEOs	2,220,484	1,134,513	562,481	499,971	346,226	1,494,706

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The Company considers the following to be the most important financial performance measures it uses to link actual compensation paid to its NEOs, for 2025, to Company performance. We do not currently use any other metrics, performance or otherwise, in our incentive compensation plans but may incorporate other metrics in the future.
•
SaaS and license revenue

•
Adjusted EBITDA

Total Shareholder Return Amount	$ 49.32	58.77	62.46	47.83	81.98
Net Income (Loss)	$ 131,628,000	$ 122,513,000	$ 80,340,000	$ 55,631,000	$ 51,175,000
Company Selected Measure Amount	689,397	631,198	569,200	520,377	460,372
PEO Name	Stephen Trundle
Peer Group Total Shareholder Return Amount Nasdaq Composite	$ 180.33	$ 149.83	$ 116.47	$ 81.21	$ 121.39
Peer Group Total Shareholder Return Amount S&P Tech Software	$ 149.2	141.15	114.32	72.45	112.39
Measure:: 1
Pay vs Performance Disclosure
Name	SaaS and license revenue
Non-GAAP Measure Description
(6)
The Company has identified SaaS and License Revenue as our company-selected measure, as it represents the most important financial measure used to link compensation actually paid to the CEO and the non-CEO NEOs in 2025 to the Company’s performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Stock Awards Deducted From SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,423,500)	(1,675,500)	(1,287,500)	(1,477,500)	(2,062,750)
PEO | Stock Awards Added to Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	702,150	1,460,700	2,384,300	(921,300)	1,042,650
PEO | Stock Option Awards Deducted From SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(994,471)	(887,244)	(669,076)	(718,568)	(1,090,846)
PEO | Stock Option Awards Added to Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,336)	289,445	1,742,522	(1,489,984)	83,693
Non-PEO NEO | Stock Awards Deducted From SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(849,812)	(1,030,433)	(791,813)	(908,663)	(1,134,513)
Non-PEO NEO | Stock Awards Added to Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	474,408	893,247	1,427,147	(375,779)	562,481
Non-PEO NEO | Stock Option Awards Deducted From SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(419,768)	(454,713)	(788,953)	(368,266)	(499,971)
Non-PEO NEO | Stock Option Awards Added to Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (63,016)	$ 138,493	$ 1,321,608	$ (27,003)	$ 346,226